RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets - Retirement Scheme Assets [Member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		£ 859	£ 851
Fixed interest government bonds	[1]	7,449	5,344
Index-linked government bonds	[1]	16,477	17,439
Corporate and other debt securities	[1]	8,813	6,903
Asset-backed securities	[1]	138	121
Debt instruments	[1]	32,877	29,807
Property		556	544
Pooled investment vehicles		15,072	17,380
Money market instruments, cash, derivatives and other assets and liabilities		(7,126)	(3,689)
At 31 December		42,238	44,893
Quoted [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		637	846
Fixed interest government bonds	[1]	7,449	5,344
Index-linked government bonds	[1]	16,477	17,439
Corporate and other debt securities	[1]	8,813	6,903
Asset-backed securities	[1]	138	121
Debt instruments	[1]	32,877	29,807
Pooled investment vehicles		4,578	3,937
Money market instruments, cash, derivatives and other assets and liabilities		(283)	1,501
At 31 December		37,809	36,091
Unquoted [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		222	5
Fixed interest government bonds	[1]
Index-linked government bonds	[1]
Corporate and other debt securities	[1]
Asset-backed securities	[1]
Debt instruments	[1]
Property		556	544
Pooled investment vehicles		10,494	13,443
Money market instruments, cash, derivatives and other assets and liabilities		(6,843)	(5,190)
At 31 December		£ 4,429	£ 8,802

[1]	Of the total debt instruments, 29,033 million (31 December 2017: 27,732 million) were investment grade (credit ratings equal to or better than 'BBB').